OPERATING SEGMENTS	12 Months Ended
Dec. 31, 2022
OPERATING SEGMENTS
OPERATING SEGMENTS

NOTE 3. OPERATING SEGMENTS

Operating segments are defined as components of an entity about which separate financial information is available and that is evaluated regularly by the chief operating decision maker (CODM) in deciding how to allocate resources and assessing performance; the CODM is comprised of the Bank’s President (CEO) and Financial Vicepresident (CFO). The segment information has been prepared following the Bank’s accounting policies as described in the summary of significant accounting policies in Note 2 Significant accounting policies and has been presented consistently with the internal reports provided to the CODM.

The CODM uses a variety of information and key financial data on a segment basis to assess the performance and make decisions regarding the investment and allocation of resources, such as:

●	Net interest margin (Net margin on financial instruments divided by average interest-earning assets).
●	Return on average total assets (Net income divided by average total assets).
●	Return on average stockholders’ equity.
●	Efficiency ratio (Operating expenses as a percentage of interest, fees, services and other operating income).
●	Asset Quality and loan coverage ratios.

The Bank has the following segments: Banking Colombia, Banking Panama, Banking El Salvador, Banking Guatemala, Trust, Investment Banking, Brokerage, International Banking and All other segments. The factors used to identify the Bank’s reportable segments are the nature of the products and services provided by the subsidiaries and the geographical locations where the subsidiaries are domiciled, in line with the CODM’s operating decisions related to the results of each segment.

The Bank’s operating segments are comprised as follows:

•      Banking Colombia

This segment provides retail and corporate banking products and services to individuals, companies and national and local governments in Colombia. The Bank’s strategy in Colombia is to grow with these clients based on value added and long-term relationships. In order to offer specialized services to individuals, small and medium size enterprises (SMEs) and big size enterprises, the Bank´s retail sales force targets the clients classified as: “Personal, plus” and “Entrepreneurs”.

The Bank´s corporate and government sales force targets and specializes in companies with more than COP 100,000 million in revenue in twelve economic sectors: Agribusiness, Commerce, Manufacturing of Supplies and Materials, Consumer goods, Financial Services, Health, Education, Construction, Government, Infrastructure, Real estate, and Natural Resources.

This segment is also responsible for the management of the Bank’s proprietary trading activities, liquidity and distribution of treasury products and services to its client base in Colombia.

•      Banking Panama

This segment provides retail and commercial banking products and services to individuals and companies in Panama and includes all the operations of Banistmo S.A. and its subsidiaries, which are managed and monitored by the CODM on a consolidated basis. Banking Panama also includes operations of the following operational stage subsidiaries: Banistmo Investment Corporation S.A., Leasing Banistmo S.A. y Valores Banistmo S.A.; and of the following non-operational subsidiaries: Banistmo Panamá Fondo de Inversión S.A., Banistmo Capital Markets Group Inc., Anavi Investment Corporation S.A., Desarrollo de Oriente S.A., Steens Enterpresies S.A. and Ordway Holdings S.A. In 2021, Financomer S.A, merged with Banistmo S.A. As of December 31, 2022, the following companies aren´t consolidated: Suvalor Renta Fija Internacional Corto Plazo S.A. and Fondo Renta Sostenible Global S.A. (before Suvalor Renta Variable Colombia S.A.). For further information see Note 2.C.1 Subsidiaries.

This segment is also responsible for the management of Banistmo’s proprietary trading activities, liquidity and distribution of treasury products and services to its client base in Panama.

•      Banking El Salvador

This segment provides retail and commercial banking products and services to individuals, companies and national and local governments in El Salvador through Banco Agrícola S.A. Banking El Salvador also includes operations of the following subsidiaries: Banagrícola S.A, Inversiones Financieras Banco Agrícola S.A. IFBA, Bagrícola Costa Rica S.A.,

Gestora de Fondos de Inversión Banagricola, S.A, Valores Banagrícola S.A. de C.V., Credibac S.A. de C.V. and Arrendadora Financiera S.A. Arfinsa.

This segment is also responsible for the management of Banco Agrícola’s proprietary trading activities, liquidity and distribution of treasury products and services to its client base in El Salvador.

•      Banking Guatemala

This segment provides retail and commercial banking and insurance products and services to individuals, companies and national and local governments in Guatemala through Banco Agromercantil de Guatemala S.A., Banking Guatemala also includes operations of the following subsidiaries: Seguros Agromercantil S.A., Financiera Agromercantil S.A., Agrovalores S.A., Arrendadora Agromercantil S.A., Agencia de Seguros y Fianzas Agromercantil S.A. (company in liquidation), Asistencia y Ajustes S.A., Serproba S.A., Servicios de Formalización S.A., Conserjería, Mantenimiento y Mensajería S.A.(company in liquidation), New Alma Enterprises LTD. and Mercom Bank Ltd Shareholders authorized the beginning of an organized and gradual process to transfer the assets and liabilities of Mercom Bank, Ltd., to Banco Agromercantil de Guatemala, S. A. or other companies of the Bank. For further information, see Note 1 Reporting Entity.

This segment is also responsible for the management of Banco Agromercantil’s proprietary trading activities, liquidity and distribution of treasury products and services to its client base in Guatemala.

•      Trust

This segment provides trust and asset management services to clients in Colombia through Fiduciaria Bancolombia S.A. Sociedad Fiduciaria.

The main products offered by this segment include money market accounts, mutual and pension funds, private equity funds, payment trust, custody services, and corporate trust.

•      Investment banking

This segment provides corporate and project financial advisory services, underwriting, capital markets services and private equity management through Banca de Inversión Bancolombia S.A. Corporación Financiera. Its customers include private and publicly-held corporations as well as government institutions.

•      Brokerage

This segment provides brokerage, investment advisory and private banking services to individuals and institutions through Valores Bancolombia S.A. Comisionista de Bolsa. It sells and distributes equities, futures, foreign currencies, fixed income securities, mutual funds and structured products.

In September 2021, the Bank through Valores Bancolombia S.A. formed the companies Bancolombia Capital Holdings USA LLC, Bancolombia Capital LLC and Bancolombia Capital Advisers LLC. In 2022, these companies obtained regulatory authorizations to operate as a broker-dealer and as a registered investment adviser in the United States. For futher information see Note 1 Reporting entity.

•      International Banking

This segment provides a complete line of international banking services to Colombian and foreign customers through Bancolombia Panamá S.A., Bancolombia Cayman S.A., and Bancolombia Puerto Rico International, Inc. It offers loans to private sector companies, trade financing, leases financing and financing for industrial projects, as well as a complete portfolio of cash management products, such as checking accounts, international collections and payments. Through these subsidiaries, the Bank also offers investment opportunities in U.S. dollars, savings and checking accounts, time deposits, and investment funds to its high net worth clients and private banking customers.

On October 5, 2020, the Board of Directors of Bancolombia Panamá (Parent Company of Bancolombia Cayman), decided to wind down the business and operations of its subsidiary in Cayman. See Note 1 Reporting Entity.

•      All other segments

This segment provides financial and operating lease activities, including leasing services to clients in Colombia. Bancolombia offers these services mainly through the following Subsidiaries: Renting Colombia S.A.S. and Transportempo S.A.S. Additionally, through the FCP Fondo Inmobiliario Colombia, the Bank provides real estate service.

This segment also includes results from the operations of investment vehicles of the Bank: Valores Simesa S.A., Negocios Digitales Colombia S.A.S. (before Pasarela Colombia S.A.S.), Inversiones CFNS S.A.S., Sistema de Inversiones y Negocios S.A. Sinesa and the technology services company Wompi S.A.S (before Vlipco S.A.S.).

From March 2022, this segment include operations of Fideicomiso P.A FAI CALLE 77 and Note 9.3 Business Combination. Additionally, as of October 2022, this segment also includes the operations of the Fideicomiso P.A Nomad Salitre and P.A Mercurio. For further information, see Note 1 Reporting Entity.

In addition, this segment includes Wenia LTD, a company formed by the subsidiary, Sistemas de Inversiones y Negocios S.A. SINESA, in Bermuda. The company is a corporate vehicle for the creation and implementation of operating systems and software applications, which will allow the Bank to continue advancing in the adoption and incorporation of a business model based on decentralized finance. For further information, see Note 1 Reporting Entity.

According to the quantitative threshold test required by IFRS 8 Operating Segments, the revenue reported by “all other segments” is less than 10 per cent of the combined revenue of all operating segments and its assets represent less than 10 percent of all operating segments combined assets of the Bank.

Financial performance by operating segment:

The CODM reviews the performance of the Bank using the following financial information by operating segment:

	For the year ended December 31, 2022
	Banking	Banking	Banking El	Banking		Investment		International	All other	Total
	Colombia	Panama	Salvador	Guatemala	Trust	banking	Brokerage	Banking	segments	segments
In millions of COP
Total interest and valuation on financial instruments	20,727,335	2,364,820	1,527,860	1,537,801	72	4	12,996	512,417	113,642	26,796,947
Interest income on loans and financial leases	19,263,960	2,154,151	1,293,556	1,509,143	72	-	511	446,028	116,072	24,783,493
Total debt investments	1,361,299	161,974	170,423	27,089	-	4	20,024	48,722	(2,447)	1,787,088
Derivatives	108,255	(1,026)	63,494	-	-	-	658	-	-	171,381
Total liquidity operations	(6,179)	49,721	387	1,569	-	-	(8,197)	17,667	17	54,985
Interest expenses	(6,333,834)	(910,937)	(297,839)	(528,459)	(150)	(4)	(104)	(271,280)	(99,863)	(8,442,470)
Net interest margin and valuation on financial instruments before impairment on loans and financial leases, off balance sheet credit instruments and other financial instruments	14,393,501	1,453,883	1,230,021	1,009,342	(78)	-	12,892	241,137	13,779	18,354,477
Total credit impairment charges, net	(2,971,599)	(545,012)	(102,710)	(168,834)	(796)	(924)	3,133	25,029	(29,984)	(3,791,697)
Net interest margin and valuation on financial instruments after impairment on loans and financial leases, off balance sheet credit instruments and other financial instruments	11,421,902	908,871	1,127,311	840,508	(874)	(924)	16,025	266,166	(16,205)	14,562,780
Revenues (Expenses) from transactions the operating segments of the Bank	(32,163)	(25,022)	(7,371)	(45,526)	(12,658)	3,404	53,229	212,049	(145,942)	-
Fees and commissions income(1)	4,684,563	446,583	444,177	218,554	318,869	86,232	111,366	42,021	18,161	6,370,526
Fees and commissions expenses	(2,099,585)	(210,004)	(170,563)	(91,424)	(3,668)	(269)	(6,160)	(8,025)	(468)	(2,590,166)
Total fees and commissions, net	2,584,978	236,579	273,614	127,130	315,201	85,963	105,206	33,996	17,693	3,780,360
Other operating income (Expenses)	(72,994)	51,494	19,685	129,403	14,897	671	13,575	9,954	1,886,750	2,053,435
Dividends and net income on equity investments	(8,058)	9,655	5,340	828	2,164	8,760	(4,314)	35	221,444	235,854
Total operating income, net	13,893,665	1,181,577	1,418,579	1,052,343	318,730	97,874	183,721	522,200	1,963,740	20,632,429
Operating expenses(2)	(6,600,686)	(797,091)	(639,748)	(577,497)	(153,377)	(47,997)	(153,317)	(79,814)	(857,541)	(9,907,068)
Impairment, depreciation and amortization	(613,807)	(110,293)	(106,601)	(54,999)	(1,630)	(232)	(1,754)	(2,626)	(88,633)	(980,575)
Total operating expenses	(7,214,493)	(907,384)	(746,349)	(632,496)	(155,007)	(48,229)	(155,071)	(82,440)	(946,174)	(10,887,643)
Profit before income tax	6,679,172	274,193	672,230	419,847	163,723	49,645	28,650	439,760	1,017,566	9,744,786
(1)	For further information about income from contracts with customers, see Note 25.3 Fees and commissions.
(2)	Includes salaries and employee benefits, other administration and general expenses and taxes other than income tax.

	For the year ended December 31, 2021
	Banking	Banking	Banking El	Banking		Investment		International	All other	Total before	Adjustments for	Total after
	Colombia	Panama	Salvador	Guatemala	Trust	banking	Brokerage	Banking	segments	eliminations	consolidation	eliminations
In millions of COP
Total interest and valuation on financial instruments	11,498,013	1,963,509	1,193,824	1,178,615	46	-	12,277	251,135	37,898	16,135,317	428	16,135,745
Interest income on loans and financial leases	11,118,035	1,791,476	1,072,718	1,109,804	46	-	28	215,529	36,226	15,343,862	428	15,344,290
Total debt investments	399,517	156,377	105,035	67,772	-	-	12,540	35,739	632	777,612	-	777,612
Derivatives	17,263	1,860	15,345	-	-	-	(832)	1	-	33,637	-	33,637
Total liquidity operations	(36,802)	13,796	726	1,039	-	-	541	(134)	1,040	(19,794)	-	(19,794)
Interest expenses	(2,666,843)	(796,396)	(240,144)	(397,138)	(167)	(7)	(73)	(198,012)	(52,776)	(4,351,556)	-	(4,351,556)
Net interest margin and valuation on financial instruments before impairment on loans and financial leases, off balance sheet credit instruments and other financial instruments	8,831,170	1,167,113	953,680	781,477	(121)	(7)	12,204	53,123	(14,878)	11,783,761	428	11,784,189
Total credit impairment charges, net	(2,122,515)	(323,216)	4,271	35,841	(4,595)	(55)	(116)	14,995	(17,836)	(2,413,226)	(7,304)	(2,420,530)
Net interest margin and valuation on financial instruments after impairment on loans and financial leases, off balance sheet credit instruments and other financial instruments	6,708,655	843,897	957,951	817,318	(4,716)	(62)	12,088	68,118	(32,714)	9,370,535	(6,876)	9,363,659
Revenues (Expenses) from transactions the operating segments of the Bank	18,458	(10,089)	7	(26,324)	(26,584)	3,576	59,995	81,997	(101,036)	-	-	-
Fees and commission income(1)	3,841,472	351,603	359,724	159,908	347,878	79,531	117,282	33,309	3,097	5,293,804	-	5,293,804
Fees and commission expenses	(1,524,691)	(151,906)	(116,600)	(50,144)	(3,881)	(49)	(4,135)	(6,556)	(2,721)	(1,860,683)	-	(1,860,683)
Total fees and commission income, net	2,316,781	199,697	243,124	109,764	343,997	79,482	113,147	26,753	376	3,433,121	-	3,433,121
Other operating income (Expenses)	653,968	19,101	9,712	82,855	12,702	879	(6,075)	11,109	1,238,893	2,023,144	(1,003)	2,022,141
Dividends and net income on equity investments	93,769	4,387	2,760	658	28,201	(232)	2,177	20	196,604	328,344	-	328,344
Total operating income, net	9,791,631	1,056,993	1,213,554	984,271	353,600	83,643	181,332	187,997	1,302,123	15,155,144	(7,879)	15,147,265
Operating expenses(2)	(5,550,033)	(700,226)	(549,782)	(464,199)	(129,923)	(34,905)	(119,265)	(61,191)	(633,171)	(8,242,695)	-	(8,242,695)
Impairment, depreciation and amortization	(529,662)	(104,493)	(81,201)	(102,991)	(1,548)	(206)	(1,896)	(1,993)	(95,773)	(919,763)	(795)	(920,558)
Total operating expenses	(6,079,695)	(804,719)	(630,983)	(567,190)	(131,471)	(35,111)	(121,161)	(63,184)	(728,944)	(9,162,458)	(795)	(9,163,253)
Profit (Loss) before income tax	3,711,936	252,274	582,571	417,081	222,129	48,532	60,171	124,813	573,179	5,992,686	(8,674)	5,984,012
(1)	For further information about income from contracts with customers, see Note 25.3 Fees and commissions.
(2)	Includes salaries and employee benefits, other administration and general expenses and taxes other than income tax.

	For the year ended December 31, 2020
	Banking	Banking	Banking El	Banking		Investment		International	All other	Total before	Adjustments for	Total after
	Colombia	Panama	Salvador	Guatemala	Trust	Banking	Brokerage	Banking	segments	eliminations	consolidation	eliminations
In millions of COP
Total interest and valuation on financial instruments	11,944,262	1,986,566	1,226,150	1,101,638	32	-	47,030	347,881	33,946	16,687,505	1,145	16,688,650
Interest income on loans and financial leases	11,859,262	1,793,826	1,140,924	1,012,174	32	-	45	293,802	31,767	16,131,832	1,145	16,132,977
Total Debt investments	451,781	170,416	84,366	83,767	-	-	17,086	33,885	658	841,959	-	841,959
Derivatives	(381,725)	(502)	227	-	-	-	29,209	14,995	-	(337,796)	-	(337,796)
Total liquidity operations	14,944	22,826	633	5,697	-	-	690	5,199	1,521	51,510	-	51,510
Interest expenses	(3,914,661)	(841,736)	(293,317)	(450,091)	(166)	(4)	(35)	(299,755)	(63,243)	(5,863,008)	-	(5,863,008)
Net interest margin and valuation on financial instruments before impairment on loans and financial leases, off balance sheet credit instruments and other financial instruments	8,029,601	1,144,830	932,833	651,547	(134)	(4)	46,995	48,126	(29,297)	10,824,497	1,145	10,825,642
Total credit impairment charges, net	(5,889,710)	(907,910)	(366,691)	(297,386)	(1,270)	42	(1,518)	(56,122)	(13,166)	(7,533,731)	7,282	(7,526,449)
Net interest margin and valuation on financial instruments after impairment on loans and financial leases, off balance sheet credit instruments and other financial instruments	2,139,891	236,920	566,142	354,161	(1,404)	38	45,477	(7,996)	(42,463)	3,290,766	8,427	3,299,193
Revenues (Expenses) from transactions the operating segments of the Bank	142	(25,054)	(7,531)	(35,171)	(24,159)	20,509	61,393	118,854	(108,983)	-	-	-
Fees and commission income(1)	3,291,382	310,773	289,792	176,268	349,150	37,447	112,628	28,896	2,077	4,598,413	-	4,598,413
Fees and commission expenses	(1,313,286)	(118,016)	(74,887)	(39,871)	(4,095)	(61)	(3,597)	(4,600)	(3,172)	(1,561,585)	-	(1,561,585)
Total fees and commission income, net	1,978,096	192,757	214,905	136,397	345,055	37,386	109,031	24,296	(1,095)	3,036,828	-	3,036,828
Other operating income (Expenses)	817,677	30,145	14,266	74,021	13,078	1,524	(5,736)	12,939	887,454	1,845,368	(796)	1,844,572
Dividends and net income on equity investments	43,737	6,984	858	953	29,145	(2,503)	(27,930)	32	54,010	105,286	18,039	123,325
Total operating income, net	4,979,543	441,752	788,640	530,361	361,715	56,954	182,235	148,125	788,923	8,278,248	25,670	8,303,918
Operating expenses(2)	(4,967,506)	(590,269)	(424,516)	(423,211)	(104,005)	(23,658)	(88,828)	(58,073)	(477,289)	(7,157,355)	-	(7,157,355)
Impairment, depreciation and amortization	(405,811)	(112,358)	(69,318)	(132,237)	(1,379)	(217)	(1,892)	(2,631)	(111,044)	(836,887)	(903)	(837,790)
Total operating expenses	(5,373,317)	(702,627)	(493,834)	(555,448)	(105,384)	(23,875)	(90,720)	(60,704)	(588,333)	(7,994,242)	(903)	(7,995,145)
Profit (Loss) before income tax	(393,774)	(260,875)	294,806	(25,087)	256,331	33,079	91,515	87,421	200,590	284,006	24,767	308,773
(1)	For further information about income from contracts with customers, see Note 25.3 Fees and commissions.
(2)	Includes salaries and employee benefits, other administration and general expenses and taxes other than income tax.

The following table presents financial information of the total assets and liabilities by operating segment:

As of December 31, 2022
In millions of COP
											Adjustments
	Banking	Banking	Banking El	Banking		Investment		International	Allother	Total before	for	Total after
	Colombia	Panama	Salvador	Guatemala	Trust	banking	Brokerage	Banking	segments	eliminations	consolidation	eliminations
Total assets	247,113,605	52,445,934	26,696,524	26,143,629	603,486	2,116,143	326,047	35,131,458	9,222,529	399,799,355	(46,984,622)	352,814,733
Total liabilities	207,293,246	47,081,613	23,738,984	23,635,997	126,307	80,162	106,115	23,216,118	4,320,836	329,599,378	(16,782,196)	312,817,182

As of December 31, 2021
In millions of COP
											Adjustments
	Banking	Banking	Banking El	Banking		Investment		International	All other	Total before	for	Total after
	Colombia	Panama	Salvador	Guatemala	Trust	banking	Brokerage	Banking	segments	eliminations	consolidation	eliminations
Total assets	209,948,788	40,561,211	20,980,061	19,510,688	638,280	2,039,204	371,278	24,074,957	7,117,110	325,241,577	(35,386,529)	289,855,048
Total liabilities	177,198,960	36,231,139	18,416,563	17,763,659	108,254	55,743	125,176	15,568,638	3,037,853	268,505,985	(12,576,395)	255,929,590

The following table presents financial information of the investments in associates and joint ventures by operating segment:

As of December 31, 2022(1)
	Banking	Banking El		Investment	All other
	Colombia	Salvador	Trust	banking	segments	Total
In millions of COP
Investments in associates and joint ventures	337,024	28,029	256,720	700,936	1,592,924	2,915,633
Equity method	2,588	3,617	22,522	3,857	186,521	219,105
(1)	As of December 31, 2022, Banking Panama, Banking Guatemala, Brokerage and International Banking did not have investments in associates and joint ventures.

As of December 31, 2021(1)
	Banking	Banking El		Investment	All other
	Colombia	Salvador	Trust	banking	segments	Total
In millions of COP
Investments in associates and joint ventures	601,758	22,631	303,506	394,061	1,398,603	2,720,559
Equity method	45,555	2,747	27,377	1,011	122,962	199,652
(1)	As of December 31, 2021, Banking Panama, Banking Guatemala, Brokerage and International Banking did not have investments in associates and joint ventures.

For additional information related to investment in associates and joint ventures, see Note 8 Investments in associates and joint ventures.

Information about products and services

The Bank does not report revenues from external customers for each product and service or each group of similar products and services, because the information is not available and the cost to develop it is excessive.

Geographic information

The following summarizes the Bank’s total interest and valuation and long-lived assets attributable to Colombia and other foreign countries based on the country where the Interest and valuation was originated:

	2022		2021		2020
Geographic information	Interest and	Long-lived	Interest and	Long-lived	Interest and	Long-lived
	valuation	assets(1)	valuation	assets(1)	valuation	assets(1)
In millions of COP
Colombia	20,977,845	12,666,847	11,605,829	9,413,340	12,152,560	8,381,397
Panama	3,023,461	1,042,824	2,251,653	838,278	2,400,442	737,039
El Salvador	1,528,264	636,071	1,194,026	434,212	1,227,645	370,983
Guatemala	1,537,811	445,288	1,178,619	347,084	1,101,643	295,622
United States of America	-	7,504	-	-	-	-
Puerto Rico	64,709	2,328	49,662	1,644	64,104	1,413
Costa Rica	-	-	-	-	-	72
Bermuda	2	-	-	-	-	-
Total	27,132,092	14,800,862	16,279,789	11,034,558	16,946,394	9,786,526
Eliminations and adjustment	(335,145)	8,795,011	(144,044)	7,655,610	(257,744)	6,537,003
Total, net	26,796,947	23,595,873	16,135,745	18,690,168	16,688,650	16,323,529
(1)	Includes assets held for sale, premises and equipment, net, investment property, goodwill and intangible assets, net.